Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Cash Flows [Abstract]
Net income (loss)	$ 139,986,000	$ (8,398,000)	$ (264,322,000)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	117,850,000	122,566,000	141,748,000
Amortization of deferred charges	4,646,000	2,472,000	1,913,000
Other operating gains	0	(10,308,000)	(2,378,000)
Gain on sale of shares	0	(1,026,000)	(1,061,000)
Contingent rental income	(2,607,000)	(21,273,000)	(26,148,000)
Finance lease payments received	15,149,000	0	0
Impairment loss on vessels and vessels held under finance lease	0	0	164,187,000
Mark to market on marketable securities	(1,737,000)	3,526,000	0
Share of results from associated company and gain on equity interest	(1,681,000)	(246,000)	0
Impairment loss on goodwill	0	0	112,821,000
Mark to market loss (gain) on derivatives	11,757,000	(3,190,000)	(93,000)
Other, net	756,000	743,000	1,953,000
Changes in operating assets and liabilities, net of acquisition:
Trade accounts receivable	(13,608,000)	(133,000)	(506,000)
Other receivables	(8,400,000)	227,000	2,122,000
Inventories	2,102,000	(7,323,000)	(24,079,000)
Voyages in progress	(11,902,000)	(41,486,000)	7,084,000
Prepaid expenses and accrued income	(3,364,000)	(1,633,000)	(429,000)
Other current assets	6,006,000	(2,349,000)	(1,000)
Trade accounts payable	(9,171,000)	10,403,000	7,485,000
Accrued expenses	36,342,000	(1,177,000)	12,645,000
Related party balances	(5,388,000)	6,990,000	3,062,000
Other current liabilities	3,641,000	(2,163,000)	(6,178,000)
Other	(190,000)	(51,000)	660,000
Net cash provided by operating activities	280,187,000	46,171,000	130,485,000
Investing activities
Additions to newbuildings, vessels and equipment	(195,972,000)	(216,310,000)	(713,560,000)
Purchase of shares	0	0	(46,100,000)
Investment in associated company	0	(6,000,000)	0
Return of loan to associated company	3,000,000	0	0
Finance lease payments received	0	5,336,000	9,745,000
Net proceeds from sale of shares	0	17,757,000	27,412,000
Reduction in prepaid consideration	2,401,000	0	0
Net cash used in investing activities	(190,571,000)	(199,217,000)	(722,503,000)
Financing activities
Net proceeds from issuance of shares	98,415,000	85,000	0
Proceeds from long-term debt	146,007,000	298,871,000	673,416,000
Repayment of long-term debt	(185,262,000)	(172,412,000)	(83,951,000)
Payment of obligations under finance leases	(15,228,000)	(10,094,000)	(31,854,000)
Lease termination payments	0	0	(19,006,000)
Purchase of shares from non-controlling interest	(269,000)	0	0
Debt fees paid	(4,119,000)	0	(3,495,000)
Cash dividends paid	(19,688,000)	(386,000)	(51,401,000)
Proceeds from secured short-term borrowings	0	0	10,116,000
Net cash provided by financing activities	19,856,000	116,064,000	493,825,000
Net change in cash, cash equivalents and restricted cash	109,472,000	(36,982,000)	(98,193,000)
Cash , cash equivalents and restricted cash at beginning of year	67,904,000	104,886,000	203,079,000
Cash, cash equivalents and restricted cash at end of year	177,376,000	67,904,000	104,886,000
Supplemental disclosure of cash flow information:
Interest paid, net of interest capitalized	90,602,000	80,887,000	57,291,000
Income taxes paid	$ 324,000	$ 329,000	$ 1,222,000